Right of Use Asset and Lease Liability (Narrative) (Details) - USD ($)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Disclosure of quantitative information about leases for lessee [Abstract]
Interest expense on lease liabilities	$ 407,349	$ 236,600